Summary of Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	$ 1,289	$ 1,201
[custom:RecognisedLiabilitiesDefinedBenefitPlan1-0]	9,880	16,069
[custom:CurrentRecognisedLiabilitiesDefinedBenefitPlan1-0]	651	1,549
Non-current net defined benefit liability	9,229	14,520
AMS medical plan [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	4,485	5,356
Petros Pension Plan- Renegotiated [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	3,233	6,016
Petros Pension Plan- Non- renegotiated [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	658	1,621
Line of credit facility issuance date
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	817	1,508
Petros Pension Plan Non Renegotiated One [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	511	1,075
Petros two pension plan [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	165	477
Other plans [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Net defined benefit liability	$ 11	$ 16